GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.97%
32,820	Anglo American Platinum Ltd	$ 1,978,583
10,284	Asian Paints Ltd	255,931
502,000	Dongyue Group Ltd(a)	234,940
237,597	Harmony Gold Mining Co Ltd(a)	675,019
64,298	Impala Platinum Holdings Ltd(a)	404,602
83,876	MMC Norilsk Nickel PJSC ADR	2,146,387
33,693	Novolipetsk Steel PJSC GDR	738,537
905,600	Petronas Chemicals Group Bhd	1,629,482
44,161	Severstal PJSC GDR	635,163
9,078	Soulbrain Co Ltd(a)	553,812
358,333	Vale SA(a)	4,134,462
197,100	Vale SA Sponsored ADR(a)	2,266,650
		15,653,568
Communications — 15.83%
346,900	Advanced Info Service PCL	2,497,290
12,503	AfreecaTV Co Ltd(a)	670,840
127,374	Alibaba Group Holding Ltd Sponsored ADR(a)	21,300,754
2,476,200	America Movil SAB de CV Series L	1,839,520
5,500	Autohome Inc ADR(a)(b)	457,215
36,000	China Mobile Ltd	298,215
4,518,000	China Telecom Corp Ltd Class H	2,057,314
1,988,000	China Unicom Hong Kong Ltd	2,104,647
190,531	LG Uplus Corp(a)	2,171,005
111,735	MTN Group Ltd	710,944
38,635	Naspers Ltd	5,849,695
2,419	NCSoft Corp	1,053,364
66,946	PLAY Communications SA(c)	459,465
44,671	Sun TV Network Ltd(a)	298,242
2,003,500	Telekomunikasi Indonesia Persero Tbk PT	605,036
420,600	Tencent Holdings Ltd	17,592,824
53,100	Tencent Music Entertainment Group ADR(a)	678,087
930,428	Turk Telekomunikasyon AS(a)	955,831
51,500	Vipshop Holdings Ltd(a)	459,380
8,200	YY Inc ADR(a)(b)	461,086
		62,520,754
Consumer, Cyclical — 5.79%
94,000	ANTA Sports Products Ltd	777,022
8,206,700	Astra International Tbk PT	3,815,598
967,700	Bermaz Auto Bhd	526,954
287,760	Cebu Air Inc	499,678
1,080,200	Com7 PCL	861,777
288,600	Feng TAY Enterprise Co Ltd(a)	2,068,465
595,000	Great Wall Motor Co Ltd Class H	398,704
1,660,700	Home Product Center PCL(a)	929,187
1,962	Hyundai Mobis Co Ltd	412,889
Shares		Fair Value
Consumer, Cyclical — (continued)
46,227	InterGlobe Aviation Ltd(c)	$ 1,234,455
56,512	Kia Motors Corp	2,154,642
4,902	LG Electronics Inc	275,971
251,500	Li Ning Co Ltd	721,558
60,550	Lojas Renner SA(a)	734,041
65,300	Makalot Industrial Co Ltd(a)	345,922
24,000	Poya International Co Ltd(a)	340,519
82,000	President Chain Store Corp	766,482
691,100	PTG Energy PCL	425,088
178,000	Rexon Industrial Corp Ltd(a)	510,856
54,140	SM Investments Corp	1,014,544
668,500	Wal-Mart de Mexico SAB de CV	1,981,381
562,000	Weichai Power Co Ltd Class H	810,753
27,800	Yum China Holdings Inc	1,262,954
		22,869,440
Consumer, Non-Cyclical — 9.09%
47,274	BIM Birlesik Magazalar AS	411,209
96,417	Cia Cervecerias Unidas SA	1,077,043
1,064,000	CSPC Pharmaceutical Group Ltd	2,135,260
17,179	Dino Polska SA(a)(c)	672,761
328,300	Fomento Economico Mexicano SAB de CV	3,008,502
67,121	Foshan Haitian Flavouring & Food Co Ltd Class A	1,035,076
225,766	Fujian Sunner Development Co Ltd Class A	780,421
45,441	Hindustan Unilever Ltd(a)	1,271,487
136,452	Hualan Biological Engineering Inc Class A	655,868
375,250	International Container Terminal Services Inc	873,226
199,901	Jiangsu Hengrui Medicine Co Ltd(a)	2,260,284
39,907	Jubilant Life Sciences Ltd(a)	284,759
9,000	Kweichow Moutai Co Ltd Class A	1,450,971
3,719	LG Household & Health Care Ltd	4,059,001
224,200	Minerva SA(a)	532,043
4,788	Nestle India Ltd(a)	938,817
22,100	Nestle Malaysia Berhad(a)	768,664
25,700	New Oriental Education & Technology Group Inc Sponsored ADR(a)	2,846,532
45,200	Qualicorp Consultoria e Corretora de Seguros SA	337,345
23,488	Shenzhen Mindray Bio-Medical Electronics Co Ltd	607,706
910,500	Sino Biopharmaceutical Ltd	1,156,034
156,850	TAL Education Group ADR(a)	5,370,544
273,200	Unilever Indonesia Tbk PT	894,597
247,000	Uni-President Enterprises Corp(a)	596,047
134,800	Wens Foodstuffs Group Co Ltd	702,466
133,700	YDUQS Part	1,155,851
		35,882,514

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Diversified — 0.14%
326,200	Alfa SAB de CV	$ 287,620
3,485	CJ Corp(a)	238,706
		526,326
Energy — 8.70%
154,500	China Shenhua Energy Co Ltd Class H	310,182
5,219,000	CNOOC Ltd	7,990,968
223,032	Coal India Ltd	629,666
54,700	Ecopetrol SA Sponsored ADR(b)	931,541
29,809	Exxaro Resources Ltd	257,098
194,206	Gazprom PJSC Sponsored ADR	1,340,021
830,000	Kunlun Energy Co Ltd	715,192
105,908	LUKOIL PJSC Sponsored ADR	8,761,769
111,010	MOL Hungarian Oil & Gas PLC	1,044,177
328,535	Oil & Natural Gas Corp Ltd(a)	611,524
3,054,000	PetroChina Co Ltd(a)	1,566,556
108,600	Petroleo Brasileiro SA	1,427,004
203,000	Petroleo Brasileiro SA Sponsored ADR	2,937,410
204,100	PTT Exploration & Production PCL	816,465
19,995	SK Innovation Co Ltd(a)	2,768,760
35,298	Tatneft PJSC Sponsored ADR	2,253,777
		34,362,110
Financial — 27.66%
159,088	Abu Dhabi Commercial Bank PJSC	340,778
400,000	Air China Ltd(a)	351,075
53,904	Axis Bank Ltd	521,645
499,100	Ayala Land Inc	476,342
12,552	Bajaj Finance Ltd	717,650
371,960	Banco Bradesco SA ADR	3,027,754
103,700	Banco Santander Brasil SA	1,134,599
660,600	Bangkok Bank PCL	3,747,192
602,000	Bank Central Asia Tbk PT	1,287,051
12,094,800	Bank Mandiri Persero Tbk PT	5,948,876
251,768	Bank of Baroda(a)	331,183
307,600	Bank of Nanjing Co Ltd Class A	370,520
10,140,600	Bank Rakyat Indonesia(a)	2,944,460
83,300	BB Seguridade Participacoes SA	705,302
56,200	BOC Aviation Ltd(c)	518,672
8,932	Capitec Bank Holdings Ltd	759,288
196,894	Chailease Holding Co Ltd	795,171
442,000	China Aoyuan Group Ltd	500,714
3,547,000	China CITIC Bank Corp Ltd Class H	1,891,130
3,344,000	China Construction Bank Corp Class H	2,547,992
5,512,000	China Jinmao Holdings Group Ltd(a)	3,159,837
615,000	China Merchants Bank Co Ltd Class H	2,925,038
Shares		Fair Value
Financial — (continued)
94,000	China Resources Land Ltd	$ 393,731
143,618	China Vanke Co Ltd Class A(a)	522,270
370,000	CITIC Ltd	467,357
2,635,631	Commerce Asset Holding(a)	3,166,579
1,409,000	Country Garden Holdings Co Ltd	1,784,588
295,000	Country Garden Services Holdings Co Ltd	850,790
212,709	Dubai Islamic Bank PJSC	303,931
679,793	E.Sun Financial Holding Co Ltd(a)	575,065
88,049	FirstRand Ltd	361,756
804,800	Grupo Financiero Banorte SAB de CV	4,337,617
18,933	Hana Financial Group Inc	557,331
175,284	HDFC Bank Ltd	3,037,588
54,000	HDFC Bank Ltd ADR	3,080,700
174,262	Housing Development Finance Corp Ltd	4,864,049
188,462	ICICI Bank Ltd	1,148,482
135,644	Industrial Bank of Korea(a)	1,496,355
296,100	IRB Brasil Resseguros S/A	2,671,702
29,534	KB Financial Group Inc	1,054,113
1,006,300	Krungthai Card PCL(a)	1,407,895
51,200	LexinFintech Holdings Ltd ADR(a)	513,536
67,382	LIC Housing Finance Ltd	358,457
291,500	Longfor Group Holdings Ltd	1,088,688
4,805,300	Megaworld Corp	405,269
42,933	OTP Bank Nyrt	1,788,390
297,200	Ping An Bank Co Ltd Class A(a)	650,444
1,069,500	Ping An Insurance Group Co of China Ltd Class H	12,292,530
104,578	Powszechna Kasa Oszczednosci Bank Polski SA	1,025,179
39,635	Prosus NV(a)	2,909,542
279,390	Qatar National Bank QPSC	1,482,189
156,900	Qualitas Controladora SAB de CV	559,891
78,000	Qudian Inc Sponsored ADR(a)	537,420
197,859	REC Ltd	344,262
1,032,100	RHB Bank Bhd(a)	1,390,266
1,593,798	Sberbank of Russia PJSC	5,583,380
219,213	Sberbank of Russia PJSC Sponsored ADR	3,100,220
338,300	Shanghai Pudong Development Bank Co Ltd(a)	561,641
8,890	Shinhan Financial Group Co Ltd(a)	310,643
38,600	Standard Bank Group Ltd	445,335
307,369	State Bank of India(a)	1,176,151
458,100	Thanachart Capital PCL(a)	854,080
272,100	Tisco Financial Group PCL	911,962
363,651	Turkiye Garanti Bankasi AS(a)	656,598
5,354,000	Yuanta Financial Holding Co Ltd(a)	3,194,705
		109,224,946

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — 3.74%
303,000	Anhui Conch Cement Co Ltd	$ 1,798,104
343,221	Aramex PJSC	374,736
752,000	Asia Cement Corp	1,049,550
28,000	ASMedia Technology Inc	437,439
389,615	Bharat Electronics Ltd	596,061
1,349,000	China Lesso Group Holdings Ltd	1,276,840
294,000	China Resources Cement Holdings Ltd	294,877
13,284	Daelim Industrial Co Ltd(a)	1,154,370
145,000	Delta Electronics Inc(a)	619,500
1,977,000	DMCI Holdings Inc(a)	316,976
51,000	Egis Technology Inc	434,662
282,000	Grupo Aeroportuario del Centro Norte SAB de CV	1,678,082
12,975	Hanwha Aerospace Co Ltd(a)	456,959
141,979	Huaxin Cement Co Ltd Class A	375,479
8,000	Largan Precision Co Ltd(a)	1,144,328
6,344	Samsung Electro-Mechanics Co Ltd(a)	545,901
229,200	Tangshan Jidong Cement Co Ltd Class A	492,762
106,568	Tekfen Holding AS(a)	361,039
2,528,000	West China Cement Ltd	413,200
129,000	Zhen Ding Technology Holding Ltd	461,755
573,400	Zhengzhou Coal Mining Machinery Group Co Ltd Class A	497,538
		14,780,158
Technology — 17.48%
223,000	Advantech Co Ltd(a)	1,961,546
7,582	CD Projekt SA	461,323
14,133	Douzone Bizon Co Ltd	772,079
6,100	Globant SA(a)	558,638
169,900	Infosys Ltd Sponsored ADR	1,931,763
67,000	International Games System Co Ltd(a)	838,181
11,100	Momo Inc Sponsored ADR	343,878
563,241	Samsung Electronics Co Ltd	23,061,384
4,828	Samsung SDS Co Ltd	768,306
116,379	SK Hynix Inc(a)	7,992,952
621,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	5,515,433
460,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	21,417,984
100,000	Tata Consultancy Services Ltd(a)	2,962,234
7,700	WNS Holdings Ltd ADR(a)	452,375
		69,038,076
Utilities — 2.21%
177,000	Beijing Enterprises(a)	814,425
200,000	China Resources Gas Group Ltd	989,702
Shares		Fair Value
Utilities — (continued)
43,500	Cia de Saneamento Basico do Estado de Sao Paulo(a)	$ 517,190
135,609	Enea SA(a)	290,822
147,289	Engie Energia Chile SA	260,468
318,680	GAIL India Ltd(a)	605,539
996,600	Huadian Power International Corp Ltd(a)	500,127
23,229	Korea Electric Power Corp(a)	502,550
279,300	PGE Polska Grupa Energetyczna SA(a)	556,673
1,317,789	Power Grid Corp of India Ltd	3,702,367
		8,739,863
TOTAL COMMON STOCK — 94.61% (Cost $387,230,286)		$373,597,755
PREFERRED STOCK
Financial — 1.14%
550,712	Banco Bradesco SA	4,501,180
TOTAL PREFERRED STOCK — 1.14% (Cost $4,157,494)		$4,501,180
WARRANTS
Consumer, Non-Cyclical — 2.11%
289,850	Jiangsu Hengrui Medicine Co Ltd(a)	3,277,339
31,444	Kweichow Moutai Co Ltd(a)	5,069,370
TOTAL WARRANTS — 2.11% (Cost $5,634,921)		$8,346,709
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.33%
$998,221	Undivided interest of 1.47% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $998,221 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(d)	998,221

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 312,356	Undivided interest of 3.41% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $312,356 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(d)	$ 312,356
TOTAL SHORT TERM INVESTMENTS — 0.33% (Cost $1,310,577)		$1,310,577
TOTAL INVESTMENTS — 98.19% (Cost $398,333,278)		$387,756,221
OTHER ASSETS & LIABILITIES, NET — 1.81%		$7,141,352
TOTAL NET ASSETS — 100.00%		$394,897,573
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Summary of Investments by Country as of September 30, 2019.
Country	Fair Value	Percentage of Fund Investments
China	$108,826,155	28.07%
South Korea	53,031,932	13.68
Taiwan	43,073,609	11.11
India	31,355,386	8.09
Brazil	26,082,535	6.73
Russia	24,559,255	6.33
Mexico	13,692,612	3.53
Thailand	12,450,937	3.21
Indonesia	11,680,021	3.01
South Africa	11,442,319	2.95
Hong Kong	9,579,592	2.47
Luxembourg	8,346,709	2.15
Malaysia	7,481,945	1.93
Ireland	3,815,598	0.98
Philippines	3,586,034	0.92
Poland	3,004,900	0.78
Netherlands	2,909,542	0.75
Hungary	2,832,567	0.73
Turkey	2,384,677	0.62
Qatar	1,482,189	0.38
Chile	1,337,511	0.35
United States	1,310,577	0.34
United Arab Emirates	1,019,445	0.26
Colombia	931,541	0.24
Argentina	558,638	0.14
Singapore	518,672	0.13
Portugal	461,323	0.12
Total	$387,756,221	100.00%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2019

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$128,279,979	$245,317,776	$—	$373,597,755
Preferred Stock	4,501,180	—	—	4,501,180
Warrants	—	8,346,709	—	8,346,709
Short Term Investments	—	1,310,577	—	1,310,577
Total Assets	$132,781,159	$254,975,062	$0	$387,756,221
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019